Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Valuation of Financial Instruments that are Marked-To-Market on Recurring Basis

The following table summarizes the valuation of our financial instruments that are marked-to-market on a recurring basis.

	Fair Value Measurements on a Recurring Basis
	December 31, 2012				December 31, 2011
(Dollars in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale investments:
Agency residential mortgage-backed securities	$—	$63	$—	$63	$—	$59	$—	$59
Guaranteed investment contracts	—	9	—	9	—	20	—	20
Other	—	9	—	9	—	11	—	11

Total available-for-sale investments	—	81	—	81	—	90	—	90
Derivative instruments:(1)
Interest rate swaps	—	1,444	102	1,546	—	1,550	183	1,733
Cross currency interest rate swaps	—	48	1,187	1,235	—	139	1,220	1,359
Other	—	—	4	4	—	—	1	1

Total derivative assets(3)	—	1,492	1,293	2,785	—	1,689	1,404	3,093

Total	$—	$1,573	$1,293	$2,866	$—	$1,779	$1,404	$3,183

Liabilities(2)
Derivative instruments(1)
Interest rate swaps	$—	$(34)	$(175)	$(209)	$—	$(47)	$(223)	$(270)
Floor Income Contracts	—	(2,154)	—	(2,154)	—	(2,544)	—	(2,544)
Cross currency interest rate swaps	—	(2)	(134)	(136)	—	(44)	(199)	(243)
Other	—	—	—	—	—	—	—	—

Total derivative liabilities(3)	—	(2,190)	(309)	(2,499)	—	(2,635)	(422)	(3,057)

Total	$—	$(2,190)	$(309)	$(2,499)	$—	$(2,635)	$(422)	$(3,057)

(1)	Fair value of derivative instruments excludes accrued interest and the value of collateral.

(2)

Borrowings which are the hedged items in a fair value hedge relationship and which are adjusted for changes in value due to benchmark interest rates only are not carried at full fair value and are not reflected in this table.

(3)	See “Note 7 — Derivative Financial Instruments” for a reconciliation of gross positions without the impact of master netting agreements to the balance sheet classification.

Change in Balance Sheet Carrying Value Associated with Level 3 Financial Instruments Carried at Fair Value on Recurring Basis

The following tables summarize the change in balance sheet carrying value associated with level 3 financial instruments carried at fair value on a recurring basis.

	Year Ended December 31, 2012
	Derivative Instruments
(Dollars in millions)	Interest Rate Swaps	Cross Currency Interest Rate Swaps	Other	Total Derivative Instruments
Balance, beginning of period	$(40)	$1,021	$1	$982
Total gains/(losses) (realized and unrealized):
Included in earnings(1)	(5)	159	3	157
Included in other comprehensive income	—	—	—	—
Settlements	(28)	(127)	—	(155)
Transfers in and/or out of level 3	—	—	—	—

Balance, end of period	$(73)	$1,053	$4	$984

Change in unrealized gains/(losses) relating to instruments still held at the reporting date(2)	$(31)	$55	$4	$28

	Year Ended December 31, 2011
	Derivative Instruments
(Dollars in millions)	Interest Rate Swaps	Cross Currency Interest Rate Swaps	Other	Total Derivative Instruments
Balance, beginning of period	$(90)	$1,427	$26	$1,363
Total gains/(losses) (realized and unrealized):
Included in earnings(1)	69	(176)	33	(74)
Included in other comprehensive income	—	—	—	—
Settlements	(19)	(230)	(58)	(307)
Transfers in and/or out of level 3	—	—	—	—

Balance, end of period	$(40)	$1,021	$1	$982

Change in unrealized gains/(losses) relating to instruments still held at the reporting date(2)	$6	$(408)	$11	$(391)

	Year Ended December 31, 2010
		Derivative instruments
(Dollars in millions)	Residual Interests	Interest Rate Swaps	Floor Income Contracts	Cross Currency Interest Rate Swaps	Other	Total Derivative Instruments	Total
Balance, beginning of period	$1,828	$(272)	$(54)	$1,596	$(18)	$1,252	$3,080
Total gains/(losses) (realized and unrealized):
Included in earnings(1)	—	234	3	(834)	34	(563)	(563)
Included in other comprehensive income	—	—	—	—	—	—	—
Settlements	—	4	51	(208)	10	(143)	(143)
Cumulative effect of accounting change(3)	(1,828)	(56)	—	873	—	817	(1,011)
Transfers in and/or out of level 3	—	—	—	—	—	—	—

Balance, end of period	$—	$(90)	$—	$1,427	$26	$1,363	$1,363

Change in unrealized gains/(losses) relating to instruments still held at the reporting date(2)	$—	$111	$—	$(1,010)	$36	$(863)	$(863)

(1)	“Included in earnings” is comprised of the following amounts recorded in the specified line item in the consolidated statements of income:

Included in Earnings

	Years Ended December 31,
(Dollars in millions)	2012	2011	2010
Gains (losses) on derivative and hedging activities, net	$37	$(298)	$(732)
Interest expense	120	224	169

Total	$157	$(74)	$(563)

(2)	Recorded in “gains (losses) on derivative and hedging activities, net” in the consolidated statements of income.
(3)	On January 1, 2010, upon adoption of new consolidation accounting guidance, all off-balance sheet loans were consolidated on-balance sheet (see “Note 2 — Significant Accounting Policies — Consolidation”). This resulted in the removal of the Residual Interest and the recording of the fair value of swaps previously not in our consolidated results.

Unobservable Data Used in Recurring Valuations of Level 3

The following table presents the significant inputs that are unobservable or from inactive markets used in the recurring valuations of the level 3 financial instruments detailed above.

(Dollars in millions)	Fair Value at December 31, 2012	Valuation Technique	Input	Range (Weighted Average)
Derivatives
Consumer Price Index/LIBOR basis swaps	$92	Discounted cash flow	Bid/ask adjustment to discount rate	0.02% — 0.04% (0.05%)

Prime/LIBOR basis swaps	(165)	Discounted cash flow	Constant prepayment rate	4.3%
			Bid/ask adjustment to discount rate	0.08% — 0.08% (0.08%)

Cross-currency interest rate swaps	1,053	Discounted cash flow	Constant prepayment rate	2.6%
Other	4

Total	$984

Fair Values of Financial Assets and Liabilities, Including Derivative Financial Instruments

The following table summarizes the fair values of our financial assets and liabilities, including derivative financial instruments.

	December 31, 2012			December 31, 2011
(Dollars in millions)	Fair Value	Carrying Value	Difference	Fair Value	Carrying Value	Difference
Earning assets
FFELP Loans	$125,042	$125,612	$(570)	$134,196	$138,130	$(3,934)
Private Education Loans	36,081	36,934	(853)	33,968	36,290	(2,322)
Cash and investments(1)	9,994	9,994	—	9,789	9,789	—

Total earning assets	171,117	172,540	(1,423)	177,953	184,209	(6,256)

Interest-bearing liabilities
Short-term borrowings	19,861	19,856	(5)	29,547	29,573	26
Long-term borrowings	146,210	152,401	6,191	141,605	154,393	12,788

Total interest-bearing liabilities	166,071	172,257	6,186	171,152	183,966	12,814

Derivative financial instruments
Floor Income Contracts	(2,154)	(2,154)	—	(2,544)	(2,544)	—
Interest rate swaps	1,337	1,337	—	1,463	1,463	—
Cross currency interest rate swaps	1,099	1,099	—	1,116	1,116	—
Other	4	4	—	1	1	—

Excess of net asset fair value over carrying value			$4,763			$6,558

(1)

“Cash and investments” includes available-for-sale investments that consist of investments that are primarily agency securities whose cost basis is $78 million and $85 million at December 31, 2012 and 2011, respectively, versus a fair value of $81 million and $90 million at December 31, 2012 and 2011, respectively.